BANK LOANS - Schedule of Bank Loans (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Long Term Third Party Bank Loan Guaranteed By A Related Party [Abstract]
Short-term bank loans	¥ 1,041,045	$ 146,348	¥ 1,266,270	$ 189,049	¥ 1,348,166
Bank loan, total	¥ 1,041,045	$ 146,348			¥ 1,348,166